Schedule of Deferred Sales Inducement Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 18,345	$ 18,745	$ 22,756
Capitalization	2,370	1,842	1,736
Interest	971	987	1,262
Amortization	(1,762)	(5,171)	(6,664)
Change in shadow DSI	(414)	1,942	(345)
Balance, end of year	$ 19,510	$ 18,345	$ 18,745